Distribution Date:	02/12/26	CFCRE 2016-C6 Mortgage Trust
Determination Date:	02/06/26
Next Distribution Date:	03/12/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532AAW9	1.519000%	30,937,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12532AAX7	3.060000%	33,226,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532AAY5	2.950000%	220,000,000.00	186,638,411.47	70,678,335.09	458,819.43	0.00	0.00	71,137,154.52	115,960,076.38	37.55%	30.00%
A-3	12532AAZ2	3.217000%	267,118,000.00	267,118,000.00	0.00	716,098.84	0.00	0.00	716,098.84	267,118,000.00	37.55%	30.00%
A-M	12532ABA6	3.502000%	59,066,000.00	59,066,000.00	0.00	172,374.28	0.00	0.00	172,374.28	59,066,000.00	27.92%	22.50%
B	12532ABB4	3.804000%	39,377,000.00	39,377,000.00	0.00	124,825.09	0.00	0.00	124,825.09	39,377,000.00	21.50%	17.50%
C	12532ABC2	4.150869%	37,408,000.00	37,408,000.00	0.00	129,396.42	0.00	0.00	129,396.42	37,408,000.00	15.40%	12.75%
D	12532AAA7	4.150869%	42,331,000.00	42,331,000.00	0.00	146,425.36	0.00	0.00	146,425.36	42,331,000.00	8.50%	7.38%
E	12532AAC3	2.856000%	19,689,000.00	19,689,000.00	0.00	46,859.82	0.00	0.00	46,859.82	19,689,000.00	5.29%	4.88%
F	12532AAE9	2.856000%	7,875,000.00	7,875,000.00	0.00	18,742.50	0.00	0.00	18,742.50	7,875,000.00	4.01%	3.88%
G	12532AAG4	2.856000%	30,517,880.00	24,577,202.45	0.00	28,334.98	0.00	0.00	28,334.98	24,577,202.45	0.00%	0.00%
V	12532AAS8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532AAU3	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,544,880.02	684,079,613.92	70,678,335.09	1,841,876.72	0.00	0.00	72,520,211.81	613,401,278.83

X-A	12532ABD0	1.043691%	551,281,000.00	453,756,411.47	0.00	394,651.18	0.00	0.00	394,651.18	383,078,076.38
X-B	12532ABE8	0.528069%	98,443,000.00	98,443,000.00	0.00	43,320.62	0.00	0.00	43,320.62	98,443,000.00
X-E	12532AAL3	1.294869%	19,689,000.00	19,689,000.00	0.00	21,245.56	0.00	0.00	21,245.56	19,689,000.00
X-F	12532AAN9	1.294869%	7,875,000.00	7,875,000.00	0.00	8,497.58	0.00	0.00	8,497.58	7,875,000.00
X-G	12532AAQ2	1.294869%	30,517,880.00	24,577,202.45	0.00	26,520.21	0.00	0.00	26,520.21	24,577,202.45
Notional SubTotal			707,805,880.00	604,340,613.92	0.00	494,235.15	0.00	0.00	494,235.15	533,662,278.83

Deal Distribution Total					70,678,335.09	2,336,111.87	0.00	0.00	73,014,446.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532AAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12532AAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532AAY5	848.35641577	321.26515950	2.08554286	0.00000000	0.00000000	0.00000000	0.00000000	323.35070236	527.09125627
A-3	12532AAZ2	1,000.00000000	0.00000000	2.68083334	0.00000000	0.00000000	0.00000000	0.00000000	2.68083334	1,000.00000000
A-M	12532ABA6	1,000.00000000	0.00000000	2.91833339	0.00000000	0.00000000	0.00000000	0.00000000	2.91833339	1,000.00000000
B	12532ABB4	1,000.00000000	0.00000000	3.17000000	0.00000000	0.00000000	0.00000000	0.00000000	3.17000000	1,000.00000000
C	12532ABC2	1,000.00000000	0.00000000	3.45905742	0.00000000	0.00000000	0.00000000	0.00000000	3.45905742	1,000.00000000
D	12532AAA7	1,000.00000000	0.00000000	3.45905743	0.00000000	0.00000000	0.00000000	0.00000000	3.45905743	1,000.00000000
E	12532AAC3	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
F	12532AAE9	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
G	12532AAG4	805.33780361	0.00000000	0.92847144	0.98823247	13.77051257	0.00000000	0.00000000	0.92847144	805.33780361
V	12532AAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532AAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532ABD0	823.09459508	0.00000000	0.71588025	0.00000000	0.00000000	0.00000000	0.00000000	0.71588025	694.88713810
X-B	12532ABE8	1,000.00000000	0.00000000	0.44005790	0.00000000	0.00000000	0.00000000	0.00000000	0.44005790	1,000.00000000
X-E	12532AAL3	1,000.00000000	0.00000000	1.07905734	0.00000000	0.00000000	0.00000000	0.00000000	1.07905734	1,000.00000000
X-F	12532AAN9	1,000.00000000	0.00000000	1.07905778	0.00000000	0.00000000	0.00000000	0.00000000	1.07905778	1,000.00000000
X-G	12532AAQ2	805.33780361	0.00000000	0.86900565	0.00000000	0.00000000	0.00000000	0.00000000	0.86900565	805.33780361

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/26 - 01/30/26	30	0.00	458,819.43	0.00	458,819.43	0.00	0.00	0.00	458,819.43	0.00
A-3	01/01/26 - 01/30/26	30	0.00	716,098.84	0.00	716,098.84	0.00	0.00	0.00	716,098.84	0.00
X-A	01/01/26 - 01/30/26	30	0.00	394,651.18	0.00	394,651.18	0.00	0.00	0.00	394,651.18	0.00
X-B	01/01/26 - 01/30/26	30	0.00	43,320.62	0.00	43,320.62	0.00	0.00	0.00	43,320.62	0.00
X-E	01/01/26 - 01/30/26	30	0.00	21,245.56	0.00	21,245.56	0.00	0.00	0.00	21,245.56	0.00
X-F	01/01/26 - 01/30/26	30	0.00	8,497.58	0.00	8,497.58	0.00	0.00	0.00	8,497.58	0.00
X-G	01/01/26 - 01/30/26	30	0.00	26,520.21	0.00	26,520.21	0.00	0.00	0.00	26,520.21	0.00
A-M	01/01/26 - 01/30/26	30	0.00	172,374.28	0.00	172,374.28	0.00	0.00	0.00	172,374.28	0.00
B	01/01/26 - 01/30/26	30	0.00	124,825.09	0.00	124,825.09	0.00	0.00	0.00	124,825.09	0.00
C	01/01/26 - 01/30/26	30	0.00	129,396.42	0.00	129,396.42	0.00	0.00	0.00	129,396.42	0.00
D	01/01/26 - 01/30/26	30	0.00	146,425.36	0.00	146,425.36	0.00	0.00	0.00	146,425.36	0.00
E	01/01/26 - 01/30/26	30	0.00	46,859.82	0.00	46,859.82	0.00	0.00	0.00	46,859.82	0.00
F	01/01/26 - 01/30/26	30	0.00	18,742.50	0.00	18,742.50	0.00	0.00	0.00	18,742.50	0.00
G	01/01/26 - 01/30/26	30	390,088.09	58,493.74	0.00	58,493.74	30,158.76	0.00	0.00	28,334.98	420,246.85
Totals			390,088.09	2,366,270.63	0.00	2,366,270.63	30,158.76	0.00	0.00	2,336,111.87	420,246.85

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	73,014,446.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,463,567.34	Master Servicing Fee	11,653.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,198.70
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	294.53
ARD Interest	0.00	Operating Advisor Fee	1,795.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	188.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,463,567.34	Total Fees	18,421.04

Principal		Expenses/Reimbursements
Scheduled Principal	678,335.09	Reimbursement for Interest on Advances	708.32
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	70,000,000.00	Special Servicing Fees (Monthly)	26,808.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,641.50
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	70,678,335.09	Total Expenses/Reimbursements	30,158.76

		Interest Reserve Deposit	78,875.69

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,336,111.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	70,678,335.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	73,014,446.96
Total Funds Collected	73,141,902.43	Total Funds Distributed	73,141,902.45

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	684,079,613.92	684,079,613.92	Beginning Certificate Balance	684,079,613.92
(-) Scheduled Principal Collections	678,335.09	678,335.09	(-) Principal Distributions	70,678,335.09
(-) Unscheduled Principal Collections	70,000,000.00	70,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	613,401,278.83	613,401,278.83	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	684,079,259.69	684,079,259.69	Ending Certificate Balance	613,401,278.83
Ending Actual Collateral Balance	613,400,922.91	613,400,922.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	163,268,305.21	26.62%	7	4.7309	NAP	Defeased	13	163,268,305.21	26.62%	7	4.7309	NAP
	9,999,999 or less	11	56,358,965.44	9.19%	8	4.6230	1.351425	1.39 or less	9	135,910,510.75	22.16%	7	4.8149	0.875676
10,000,000 to 19,999,999		9	122,409,334.37	19.96%	5	4.7623	1.707868	1.40 to 1.44	1	20,391,577.11	3.32%	5	4.8400	1.435500
20,000,000 to 29,999,999		2	41,364,673.81	6.74%	4	5.1336	1.028660	1.45 to 1.54	1	19,585,211.55	3.19%	9	5.1180	1.522900
	30,000,000 or greater	5	230,000,000.00	37.50%	9	3.6239	2.600130	1.55 to 1.99	9	72,872,301.08	11.88%	4	4.6233	1.794428
	Totals	40	613,401,278.83	100.00%	7	4.3393	1.950758	2.00 to 2.49	2	47,452,335.94	7.74%	9	3.7425	2.171360
								2.50 or greater	5	153,921,037.19	25.09%	8	3.3882	3.338672
								Totals	40	613,401,278.83	100.00%	7	4.3393	1.950758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	19	163,268,305.21	26.62%	7	4.7309	NAP
							Defeased	19	163,268,305.21	26.62%	7	4.7309	NAP
California	6	90,646,594.25	14.78%	7	4.3887	1.482800
							Lodging	5	71,319,841.68	11.63%	5	5.2643	1.292757
Florida	1	1,794,695.11	0.29%	6	5.0500	1.690800
							Mixed Use	1	60,000,000.00	9.78%	9	4.6310	1.023600
Georgia	3	39,150,918.94	6.38%	5	4.8604	2.078043
							Office	5	98,590,998.07	16.07%	8	3.8413	2.230580
Indiana	1	12,194,020.75	1.99%	5	4.9800	0.540500
							Other	59	16,185,401.72	2.64%	1	4.2737	1.787283
Maryland	1	19,585,211.55	3.19%	9	5.1180	1.522900
							Retail	24	204,036,732.16	33.26%	8	3.8627	2.517184
Massachusetts	1	2,598,667.79	0.42%	5	4.8400	1.435500
							Totals	113	613,401,278.83	100.00%	7	4.3393	1.950758
Minnesota	1	2,841,456.22	0.46%	5	4.7500	1.929400
New Hampshire	6	17,792,909.32	2.90%	5	4.8400	1.435500
New Jersey	10	1,948,439.07	0.32%	0	4.3000	1.827100
New Mexico	1	3,563,401.34	0.58%	9	5.2180	1.643200
New York	4	15,295,732.38	2.49%	7	4.1250	1.215382
North Carolina	1	103,393.84	0.02%	0	4.3000	1.827100
North Dakota	1	3,371,219.24	0.55%	5	4.7500	1.929400
Pennsylvania	11	2,176,618.58	0.35%	0	4.3000	1.827100
Tennessee	1	1,714,705.33	0.28%	7	5.0500	1.690300
Texas	2	13,025,955.64	2.12%	1	5.3573	1.353578
Virginia	37	78,303,594.85	12.77%	8	3.1273	3.875244
Washington	3	136,209,714.85	22.21%	9	3.9842	1.823299
Wisconsin	3	7,815,724.59	1.27%	5	4.7500	1.929400
Totals	113	613,401,278.83	100.00%	7	4.3393	1.950758

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	163,268,305.21	26.62%	7	4.7309	NAP	Defeased	13	163,268,305.21	26.62%	7	4.7309	NAP
	3.7499% or less	6	187,900,000.00	30.63%	9	3.2892	3.071110	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	1	3,653,355.38	0.60%	6	4.1835	1.650700	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	7	122,886,899.83	20.03%	7	4.5662	1.277581	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	10	91,161,735.68	14.86%	7	4.9441	1.313362	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	3	44,530,982.73	7.26%	2	5.4836	1.481789	49 months or greater	27	450,132,973.62	73.38%	7	4.1973	2.056735
	Totals	40	613,401,278.83	100.00%	7	4.3393	1.950758	Totals	40	613,401,278.83	100.00%	7	4.3393	1.950758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	163,268,305.21	26.62%	7	4.7309	NAP	Defeased	13	163,268,305.21	26.62%	7	4.7309	NAP
	117 months or less	27	450,132,973.62	73.38%	7	4.1973	2.056735	Interest Only	8	260,432,046.33	42.46%	9	3.6469	2.539529
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	19	189,700,927.29	30.93%	6	4.9529	1.393927
	Totals	40	613,401,278.83	100.00%	7	4.3393	1.950758	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	613,401,278.83	100.00%	7	4.3393	1.950758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	163,268,305.21	26.62%	7	4.7309	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	41,000,000.00	6.68%	9	3.0941	3.931220	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	23	377,055,724.87	61.47%	7	4.2822	1.862784	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	32,077,248.75	5.23%	5	4.6093	1.940653
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	613,401,278.83	100.00%	7	4.3393	1.950758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	407004657	OF	Seattle	WA	Actual/360	3.383%	174,788.33	0.00	0.00	11/06/26	11/06/28	--	60,000,000.00	60,000,000.00	01/06/26
1A	407004659				Actual/360	3.383%	32,044.53	0.00	0.00	11/06/26	11/06/28	--	11,000,000.00	11,000,000.00	01/06/26
2	453011369	OF	Boston	MA	Actual/360	2.798%	168,667.86	70,000,000.00	0.00	08/06/26	11/06/28	--	70,000,000.00	0.00	02/06/26
3	303161087	RT	Woodbridge	VA	Actual/360	2.988%	102,927.34	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	02/01/26
3A	407004652				Actual/360	2.988%	77,195.50	0.00	0.00	N/A	11/01/26	--	30,000,000.00	30,000,000.00	02/01/26
4	306851004	MU	Seattle	WA	Actual/360	4.631%	239,268.33	0.00	0.00	N/A	11/06/26	--	60,000,000.00	60,000,000.00	02/06/26
5	303161091	RT	Fresno	CA	Actual/360	3.587%	123,552.22	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	02/01/26
6	407004649	RT	Miami	FL	Actual/360	4.818%	165,953.33	0.00	0.00	N/A	10/06/26	--	40,000,000.00	40,000,000.00	02/06/26
7	407004633	LO	Los Angeles	CA	Actual/360	5.419%	98,066.89	42,612.46	0.00	N/A	05/06/26	--	21,015,709.16	20,973,096.70	02/06/26
8	407004629	RT	Various	Various	Actual/360	4.840%	85,159.86	41,340.75	0.00	N/A	07/06/26	--	20,432,917.86	20,391,577.11	02/06/26
9	407004654	RT	Stamford	CT	Actual/360	4.001%	69,594.57	42,611.57	0.00	N/A	10/06/26	--	20,199,824.48	20,157,212.91	02/06/26
10	306851010	LO	Baltimore	MD	Actual/360	5.118%	86,478.46	37,022.33	0.00	N/A	11/06/26	--	19,622,233.88	19,585,211.55	02/06/26
11	303161075	LO	Nashville	TN	Actual/360	5.116%	83,836.21	39,908.62	0.00	N/A	07/01/26	--	19,030,135.89	18,990,227.27	02/01/26
12	407004627	RT	Norcross	GA	Actual/360	4.500%	70,100.58	41,623.53	0.00	N/A	07/06/26	--	18,090,472.24	18,048,848.71	02/06/26
13	407004656	IN	Detroit	MI	Actual/360	4.896%	75,955.57	38,098.41	0.00	N/A	11/06/26	--	18,016,027.66	17,977,929.25	02/06/26
14	407000623	98	Various	Various	Actual/360	4.300%	46,403.38	0.00	0.00	N/A	02/06/26	--	12,532,046.33	12,532,046.33	01/06/26
15	407004637	OF	Breinigsville	PA	Actual/360	5.000%	62,803.42	31,140.36	0.00	N/A	07/06/26	--	14,586,600.26	14,555,459.90	02/06/26
16	306851016	RT	Various	Various	Actual/360	4.750%	57,507.56	31,172.49	0.00	N/A	07/06/26	--	14,059,572.53	14,028,400.04	02/06/26
17	306851017	LO	Savannah	GA	Actual/360	5.584%	62,329.03	41,372.57	0.00	N/A	05/06/26	--	12,962,409.76	12,921,037.19	02/06/26
18	303161080	LO	Indianapolis	IN	Actual/360	4.980%	52,404.24	26,168.28	0.00	N/A	07/01/26	--	12,220,189.03	12,194,020.75	02/01/26
19	407004632	MH	Various	Various	Actual/360	4.850%	46,510.23	24,174.09	0.00	N/A	08/06/26	--	11,136,469.88	11,112,295.79	02/06/26
20	303161081	RT	Ceres	CA	Actual/360	4.580%	45,296.10	22,215.27	0.00	N/A	09/01/26	--	11,485,136.23	11,462,920.96	02/01/26
21	407000609	OF	Sherman	TX	Actual/360	5.489%	50,379.87	21,859.49	0.00	N/A	01/06/26	--	10,658,708.33	10,636,848.84	01/06/26
22	407004680	OF	Charlotte	NC	Actual/360	4.966%	43,089.53	21,079.94	0.00	N/A	11/06/26	--	10,076,410.90	10,055,330.96	02/06/26
24	303161096	OF	Atlanta	GA	Actual/360	4.513%	31,860.96	18,374.44	0.00	N/A	11/01/26	--	8,199,407.48	8,181,033.04	02/01/26
25	407004661	RT	Santa Clarita	CA	Actual/360	4.577%	29,437.27	16,577.10	0.00	N/A	11/06/26	--	7,468,913.04	7,452,335.94	02/06/26
26	407004648	IN	Various	Various	Actual/360	4.545%	28,981.26	14,314.56	0.00	N/A	10/06/26	--	7,404,983.94	7,390,669.38	02/06/26
27	407004647	RT	Various	Various	Actual/360	4.771%	29,357.66	14,347.48	0.00	N/A	10/06/26	--	7,145,831.28	7,131,483.80	02/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	303161085	Various Grand Prairie		TX	Actual/360	3.830%	21,003.22	15,942.46	0.00	N/A	09/01/26	--	6,368,364.75	6,352,422.29	02/01/26
30	303161084	LO	Brea	CA	Actual/360	5.080%	24,781.25	18,529.40	0.00	N/A	09/01/26	--	5,665,004.89	5,646,475.49	02/01/26
31	407004664	MH	Savannah	GA	Actual/360	5.020%	25,176.77	12,082.82	0.00	N/A	11/06/26	--	5,824,211.86	5,812,129.04	02/06/26
32	306851032	RT	New York	NY	Actual/360	3.650%	21,687.08	0.00	0.00	N/A	09/06/26	--	6,900,000.00	6,900,000.00	02/06/26
34	407004662	RT	Sonoma	CA	Actual/360	4.968%	21,913.96	10,712.97	0.00	N/A	11/06/26	--	5,122,478.13	5,111,765.16	02/06/26
35	306851035	OF	Seattle	WA	Actual/360	4.728%	21,251.07	9,968.26	0.00	N/A	07/06/26	--	5,219,683.11	5,209,714.85	02/06/26
37	407004651	LO	Mesquite	NV	Actual/360	4.980%	16,807.29	8,232.01	0.00	N/A	10/06/26	--	3,919,304.91	3,911,072.90	02/06/26
38	306851038	98	New York	NY	Actual/360	4.184%	13,192.65	8,769.81	0.00	08/06/26	08/06/28	--	3,662,125.19	3,653,355.38	02/06/26
39	407004665	OF	Santa Fe	NM	Actual/360	5.218%	16,043.62	7,181.31	0.00	N/A	11/06/26	--	3,570,582.65	3,563,401.34	02/06/26
40	306851040	OF	Morganton	NC	Actual/360	4.846%	15,581.07	5,516.91	0.00	N/A	10/06/26	--	3,733,832.18	3,728,315.27	02/06/26
41	303161086	SS	Copperas Cove	TX	Actual/360	3.910%	10,886.15	8,003.50	0.00	N/A	09/01/26	--	3,233,243.75	3,225,240.25	02/01/26
43	407004635	RT	Brandon	FL	Actual/360	5.050%	7,820.90	3,786.55	0.00	N/A	08/06/26	--	1,798,481.66	1,794,695.11	02/06/26
44	407004642	RT	Madisonville	TN	Actual/360	5.050%	7,472.22	3,595.35	0.00	N/A	09/06/26	--	1,718,300.68	1,714,705.33	02/06/26
Totals							2,463,567.34	70,678,335.09	0.00				684,079,613.92	613,401,278.83
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,105,568.85	6,625,115.46	01/01/25	09/30/25	--	0.00	0.00	173,496.67	173,496.67	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	31,807.73	31,807.73	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	30,508,634.20	28,465,232.03	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,637,230.72	2,222,242.22	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	27,676,308.70	20,212,072.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	4,140,227.77	2,907,167.69	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,010,867.10	1,777,098.08	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,544,922.81	2,482,756.41	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,862,499.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	12,676,873.00	10,427,890.00	01/01/25	09/30/25	--	0.00	0.00	46,133.59	46,133.59	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	8,526,148.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	18,559,287.00	12,257,671.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	927,382.95	724,958.32	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,089,340.93	353,381.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,739,988.40	1,133,800.46	01/01/25	09/30/25	--	0.00	0.00	72,114.90	72,114.90	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	995,320.43	677,438.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,296,580.56	873,644.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	243,140.20	150,350.38	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	802,838.07	762,762.13	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	425,558.26	304,484.95	01/01/25	09/30/25	06/06/24	563,619.57	1,799.90	0.00	0.00	0.00	0.00
34	515,311.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	406,526.00	415,635.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	9,950,092.00	7,635,473.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	536,347.54	496,687.99	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	232,451.89	196,566.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	249,552.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	144,658,998.83	101,102,428.25				563,619.57	1,799.90	323,552.89	323,552.89	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	453011369	70,000,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		70,000,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	70,000,000.00	4.339326%	4.261391%	7
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	8,924,379.14	4.182140%	4.110824%	8
12/12/25	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.191208%	4.123038%	9
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,850,071.12	0	0.00	4.191915%	4.126862%	10
10/10/25	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193167%	4.153644%	11
09/12/25	2	21,086,702.87	1	5,767,014.88	0	0.00	0	0.00	0	0.00	0	0.00	1	320,910.38	0	0.00	4.193861%	4.154331%	12
08/12/25	1	5,778,669.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	273,115.22	0	0.00	4.194556%	4.155017%	13
07/11/25	1	5,790,277.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.195240%	4.155692%	14
06/12/25	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.195921%	4.156366%	15
05/12/25	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.196555%	4.156992%	16
04/11/25	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.197228%	4.157658%	17
03/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.197853%	4.158277%	18
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	407004657	01/06/26	0	B	173,496.67	173,496.67	4,305.50	60,000,000.00	10/09/25	13
1A	407004659	01/06/26	0	B	31,807.73	31,807.73	0.00	11,000,000.00	10/09/25	13
14	407000623	01/06/26	0	5	46,133.59	46,133.59	2,365.00	12,532,046.33	11/17/25	13
21	407000609	01/06/26	0	5	72,114.90	72,114.90	0.00	10,636,494.35	11/24/25	13
Totals					323,552.89	323,552.89	6,670.50	94,168,540.68
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		23,168,895	0	23,168,895		0
0 - 6 Months		150,219,373	150,219,373	0		0
7 - 12 Months		365,359,655	365,359,655	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		74,653,355	74,653,355	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	613,401,279	613,401,279	0	0	0	0
Jan-26	684,079,614	673,420,906	10,658,708	0	0	0
Dec-25	693,697,586	686,797,586	6,900,000	0	0	0
Nov-25	694,431,789	694,431,789	0	0	0	0
Oct-25	698,969,503	692,069,503	0	6,900,000	0	0
Sep-25	699,697,972	672,844,254	21,086,703	5,767,015	0	0
Aug-25	700,700,624	694,921,954	5,778,670	0	0	0
Jul-25	701,652,640	695,862,363	5,790,278	0	0	0
Jun-25	702,372,685	695,472,685	0	6,900,000	0	0
May-25	703,045,757	696,145,757	6,900,000	0	0	0
Apr-25	703,760,183	696,860,183	6,900,000	0	0	0
Mar-25	704,427,475	704,427,475	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	407004657	60,000,000.00	60,000,000.00	202,000,000.00	09/20/16	6,592,976.46	2.53510	09/30/25	11/06/28	I/O
1A	407004659	11,000,000.00	11,000,000.00	202,000,000.00	09/20/16	1,444,495.68	2.68000	--	11/06/28	I/O
7	407004633	20,973,096.70	20,973,096.70	82,500,000.00	03/01/17	2,287,522.05	0.63310	09/30/25	05/06/26	242
14	407000623	12,532,046.33	12,532,046.33	164,645,000.00	01/16/16	10,427,890.00	1.82710	09/30/25	02/06/26	I/O
21	407000609	10,636,848.84	10,636,494.35	20,270,000.00	07/24/15	1,028,678.96	1.58220	09/30/25	01/06/26	238
32	306851032	6,900,000.00	6,900,000.00	6,200,000.00	04/15/24	303,875.95	1.58950	09/30/25	09/06/26	I/O
Totals		122,041,991.87	122,041,637.38	677,615,000.00		22,085,439.10

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	407004657	OF	WA	10/09/25	13

The Loan was transferred to Special Servicing on October 14, 2025. The Special Servicer sent the Hello Letter and PNL on October 28, 2025. The Borrower signed the PNL on November 11, 2025, and engaged 1st Service Solutions as an

	advisor. The Loan pays as a greed. The Special Servicer continues to monitor the Loan.

1A	407004659	Various	Various	10/09/25	13

The Loan was transferred to Special Servicing on October 14, 2025. The Special Servicer sent the Hello Letter and PNL on October 28, 2025. The Borrower signed the PNL on November 11, 2025, and engaged 1st Service Solutions as an

	advisor. The Loan pays as a greed. The Special Servicer continues to monitor the Loan.

7	407004633	LO	CA	12/18/25	13
	Loan transferred to Special Servicing on 12/18/2025 due to Imminent Monetary Default. PNL has been executed and counsel has been engaged. Ongoing discussions regarding a potential DIL/FC.

14	407000623	98	Various	11/17/25	13

The loan transferred to special servicing on 11/17/2025 for imminent monetary default. Counsel has been engaged and the Borrower signed the PNL. Special Servicer has approved three Partial Release requests. Borrower has also submitted a

	loan extension request. Special Servicer is evaluating their request.

21	407000609	OF	TX	11/24/25	13

Loan transferred to Special Servicing on 11/24/2025 for imminent monetary default stemming from the Loan's upcoming maturity date. Subsequently, the Loan went into maturity default on the January 6, 2026 maturity date. Borrower has

	executed a Pre-Negotiation Letter

32	306851032	RT	NY	09/10/19	9

The Loan was transferred to Special Servicing due to Payment Default. The Special Servicer and Borrower entered into a Settlement Agreement on September 29, 2023 effective as of May 6, 2023. Cash management has now been

	implemented. Loan is pending ret urn to the Master Servicer. Expect return to the Master Servicer in February 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	407004633	23,600,825.29	5.41900%	23,600,825.29	5.41900%	10	06/02/20	06/06/20	06/08/20
7	407004633	0.00	5.41900%	0.00	5.41900%	10	06/08/20	06/06/20	06/02/20
8	407004629	0.00	4.84000%	0.00	4.84000%	8	11/30/18	11/30/18	--
11	303161075	0.00	5.11600%	0.00	5.11600%	10	05/26/21	05/26/21	--
17	306851017	15,397,875.07	5.58400%	15,397,875.07	5.58400%	10	06/19/20	07/06/20	08/06/20
17	306851017	0.00	5.58400%	0.00	5.58400%	10	08/06/20	07/06/20	06/19/20
33	306851033	6,431,996.02	4.66300%	6,431,996.02	4.66300%	10	07/27/20	08/06/20	08/06/20
33	306851033	0.00	4.66300%	0.00	4.66300%	10	08/06/20	08/06/20	07/27/20
37	407004651	4,403,671.32	4.98000%	4,403,671.32	4.98000%	10	08/20/20	09/06/20	09/08/20
37	407004651	0.00	4.98000%	0.00	4.98000%	10	09/08/20	09/06/20	08/20/20
Totals		49,834,367.70		49,834,367.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	303161090 04/12/21	10,331,598.78	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
29	407004660 01/10/20	7,018,726.31	3,500,000.00	3,529,151.18	240,047.91	3,529,151.18	3,289,103.27	3,729,623.04	0.00	19,602.43	3,710,020.61	50.40%
36	407004683 04/12/23	4,852,993.24	21,000,000.00	3,250,819.71	631,746.41	3,250,819.71	2,619,073.30	2,233,919.94	0.00	3,262.62	2,230,657.32	37.17%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,203,318.33	39,500,000.00	6,779,970.89	871,794.32	6,779,970.89	5,908,176.57	5,963,542.98	0.00	22,865.05	5,940,677.93

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	303161090	04/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	407004660	07/12/23	0.00	0.00	3,710,020.61	0.00	0.00	(2,732.40)	0.00	0.00	3,710,020.61
		08/12/22	0.00	0.00	3,712,753.01	0.00	0.00	(210.75)	0.00	0.00
		08/12/21	0.00	0.00	3,712,963.76	0.00	0.00	201.18	0.00	0.00
		11/13/20	0.00	0.00	3,712,762.58	0.00	0.00	12,708.34	0.00	0.00
		09/14/20	0.00	0.00	3,700,054.24	0.00	0.00	4,859.59	0.00	0.00
		05/12/20	0.00	0.00	3,695,194.65	0.00	0.00	(34,428.39)	0.00	0.00
		01/10/20	0.00	0.00	3,729,623.04	0.00	0.00	3,729,623.04	0.00	0.00
36	407004683	01/12/24	0.00	0.00	2,230,657.32	0.00	0.00	(3,262.62)	0.00	0.00	2,230,657.32
		04/12/23	0.00	0.00	2,233,919.94	0.00	0.00	2,233,919.94	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,940,677.93	0.00	0.00	5,940,677.93	0.00	0.00	5,940,677.93

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	2,368.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	4,524.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,265.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	939.44	0.00	0.00	0.00	702.31	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	437.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.01	0.00	0.00	0.00
Total	0.00	0.00	26,808.94	0.00	2,641.50	0.00	0.00	0.00	708.32	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		30,158.76

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27